General Information (Details) $ in Millions				1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 10, 2022 USD ($)	Jun. 27, 2022 USD ($) rig	Jun. 26, 2022 rig	Jul. 31, 2022 USD ($) rig	Jan. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) rig shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of newbuild jack-up rigs for sale | rig		3
Total principal debt						$ 1,862.5
Debt maturing in 2023						$ 1,603.3		$ 0.0
Proceeds from issuance of private placement					$ 28.9
At-The-Market Offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount authorized for issuance									$ 40.0
Number of shares sold in transaction (in shares) | shares						2,350,000
Subsequent event | At-The-Market Offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares sold in transaction (in shares) | shares							2,350,000
Sale of stock, consideration received on transaction							$ 8.8
Subsequent event | Common shares | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, public offering	$ 250.0
Syndicated Senior Secured Credit Facilities and New Bridge Revolving Credit Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt maturing in 2023						$ 310.5
Syndicated Senior Secured Credit Facilities and New Bridge Revolving Credit Facility | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of jack-up rigs secured by mortgage | rig				8
Syndicated Senior Secured Credit Facilities and New Bridge Revolving Credit Facility | Subsequent event | Bilateral Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity				$ 150.0			150.0
Number of jack-up rigs secured by mortgage | rig				5
Syndicated Senior Secured Credit Facilities and New Bridge Revolving Credit Facility | Subsequent event | Backstop Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity				$ 107.5			107.5
Number of jack-up rigs secured by mortgage | rig				3
Syndicated Senior Secured Credit Facilities | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity				$ 450.0			450.0
New Bridge Revolving Credit Facility | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity				100.0			$ 100.0
Hayfin Term Loan Facility | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Repayments of debt				45.0
Repayments of debt on completion of equity financing				30.0
Repayments of debt on completion of equity financing before year end				$ 15.0
Letter of Intent | Newbuildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Potential sale price		$ 320.0				$ 320.0
Jack-up rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig						23
Number of rigs under construction | rig						5
Number of jack-up rigs owned, including jack-up rigs under construction | rig						28
Number of jack-up rigs scheduled for delivery | rig						5
Number of newbuild jack-up rigs for sale | rig			3
Number of jack-up rigs owned subsequent to sale | rig			23
Number of jack-up rigs scheduled for delivery subsequent to sale | rig			2
Number of jack-up rigs owned, including jack-up rigs under construction subsequent to sale | rig			25
Warm stacked rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig						5